T. ROWE PRICE Integrated Global Equity Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.3%
Common Stocks 0.3%
Tenaris (EUR)  9,872 157
Total Argentina (Cost $174) 157
AUSTRALIA 2.2%
Common Stocks 2.2%
Ampol  5,126 108
ANZ Group Holdings  9,836 207
Aristocrat Leisure  3,974 160
Brambles  9,553 125
Champion Iron  17,210 87
Computershare  7,507 131
Northern Star Resources  6,087 67
Qantas Airways (1) 11,847 60
QBE Insurance Group  6,749 77
Westpac Banking  9,270 203
Total Australia (Cost $1,081) 1,225
AUSTRIA 0.9%
Common Stocks 0.9%
Erste Group Bank  3,266 179
OMV  3,742 160
voestalpine  5,830 151
Total Austria (Cost $469) 490
BELGIUM 0.6%
Common Stocks 0.6%
Groupe Bruxelles Lambert  2,214 173
Warehouses De Pauw  5,142 137
Total Belgium (Cost $315) 310
BRAZIL 0.9%
Common Stocks 0.9%
Lojas Renner  26,267 87
Petroleo Brasileiro  19,042 137
Suzano  8,737 87

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
TOTVS  9,972 53
Vale  11,742 137
Total Brazil (Cost $504) 501
CANADA 3.8%
Common Stocks 3.8%
BRP (2) 1,600 95
Canadian National Railway  1,945 228
Constellation Software  92 299
Constellation Software, Warrants, 3/31/40 (1)(3) 76 —
Descartes Systems Group (1) 1,434 147
Fairfax Financial Holdings  125 158
George Weston  745 125
Granite Real Estate Investment Trust  1,460 88
Kinross Gold  12,130 114
Loblaw  1,094 146
Lundin Gold  6,784 147
Nutrien (2) 2,125 102
Parkland  4,741 122
Suncor Energy  4,330 160
TFI International  1,446 198
Total Canada (Cost $1,667) 2,129
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  477,790 61
Total Chile (Cost $49) 61
CHINA 2.4%
Common Stocks 1.9%
Alibaba Group Holding, ADR (USD)  2,282 242
China Coal Energy, Class H (HKD)  50,000 62
China Merchants Bank, Class H (HKD)  21,000 102
COSCO SHIPPING Holdings, Class H (HKD)  35,500 59
PDD Holdings, ADR (USD) (1) 1,613 217
Tencent Holdings (HKD)  6,400 356
1,038
Common Stocks - China A Shares 0.5%
CNOOC Energy Technology & Services, A Shares (CNH)  174,600 113

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
CRRC, A Shares (CNH)  77,200 89
Eastroc Beverage Group, A Shares (CNH)  2,400 92
294
Total China (Cost $1,072) 1,332
COLOMBIA 0.1%
Common Stocks 0.1%
Bancolombia, ADR (USD)  1,943 61
Total Colombia (Cost $62) 61
DENMARK 0.9%
Common Stocks 0.9%
Carlsberg, Class B  1,421 169
Novo Nordisk, Class B  2,911 345
Total Denmark (Cost $366) 514
EGYPT 0.1%
Common Stocks 0.1%
Commercial International Bank - Egypt  40,966 72
Total Egypt (Cost $70) 72
FRANCE 2.7%
Common Stocks 2.7%
AXA  4,715 182
Cie Generale des Etablissements Michelin  2,897 118
Dassault Aviation  660 136
Edenred  1,990 75
Engie  8,119 141
Eurofins Scientific  1,567 99
Euronext  1,532 166
SEB  1,044 119
TotalEnergies  3,029 197
Verallia  4,176 122
Vinci  1,032 121
Total France (Cost $1,435) 1,476

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 1.9%
Common Stocks 1.9%
Allianz  797 262
Deutsche Post  3,797 169
Deutsche Telekom  7,205 212
Puma  3,191 134
Scout24  1,146 99
Zalando (1) 4,852 160
Total Germany (Cost $883) 1,036
HONG KONG 0.1%
Common Stocks 0.1%
HKT Trust & HKT  64,000 82
Total Hong Kong (Cost $81) 82
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank  1,857 97
Total Hungary (Cost $80) 97
INDIA 1.2%
Common Stocks 1.2%
Infosys  5,747 128
Petronet LNG  25,197 103
Power Grid Corp. of India  34,661 146
Shriram Finance  3,195 137
Tata Motors  10,036 117
Vedanta  7,870 48
Total India (Cost $504) 679
INDONESIA 0.5%
Common Stocks 0.5%
Bank Central Asia  135,000 92
Bank Mandiri Persero  215,600 99
Sumber Alfaria Trijaya  297,800 63
Total Indonesia (Cost $216) 254

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.7%
Common Stocks 0.7%
Kingspan Group  1,365 128
TE Connectivity (USD)  1,685 254
Total Ireland (Cost $374) 382
ITALY 1.1%
Common Stocks 1.1%
DiaSorin  946 111
Enel  19,510 156
Intesa Sanpaolo  39,591 169
UniCredit  4,577 201
Total Italy (Cost $449) 637
JAPAN 5.2%
Common Stocks 5.2%
AGC  3,100 101
Asahi Group Holdings  9,600 126
Asics  9,000 189
Fast Retailing  500 166
Hikari Tsushin  500 111
Inpex  6,200 84
MatsukiyoCocokara (2) 8,400 138
Mitsubishi Chemical Holdings  21,500 138
Mitsubishi UFJ Financial Group  19,300 198
Nippon Steel (2) 4,000 90
Nomura Real Estate Holdings (2) 5,900 159
ORIX  4,300 101
Panasonic Holdings  17,100 150
Recruit Holdings  3,200 194
Renesas Electronics  13,400 195
Seven & i Holdings  12,400 187
Sony Group  11,500 224
SUMCO (2) 5,200 56
Sumitomo  4,400 99
Suntory Beverage & Food  2,000 75
Takeda Pharmaceutical  4,000 115
Total Japan (Cost $2,663) 2,896

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.5%
Common Stocks 0.5%
Gruma, Class B  4,115 76
Grupo Aeroportuario del Sureste, Class B (2) 3,035 86
Grupo Mexico, Series B  20,491 114
Total Mexico (Cost $263) 276
NETHERLANDS 1.7%
Common Stocks 1.7%
Adyen (1) 107 168
ASML Holding (USD)  143 119
Koninklijke Ahold Delhaize  3,735 129
Koninklijke KPN  41,129 168
Koninklijke Philips (1) 6,420 210
NN Group  3,238 162
Total Netherlands (Cost $826) 956
NORWAY 0.2%
Common Stocks 0.2%
Kongsberg Gruppen  1,034 101
Total Norway (Cost $107) 101
PERU 0.2%
Common Stocks 0.2%
Credicorp (USD) (2) 479 87
Total Peru (Cost $79) 87
PHILIPPINES 0.2%
Common Stocks 0.2%
BDO Unibank  42,782 121
Total Philippines (Cost $92) 121
PORTUGAL 0.3%
Common Stocks 0.3%
Jeronimo Martins  7,710 151
Total Portugal (Cost $162) 151

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
QATAR 0.2%
Common Stocks 0.2%
Qatar National Bank  21,546 100
Total Qatar (Cost $89) 100
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Nahdi Medical  1,766 62
Saudi National Bank  12,410 114
Total Saudi Arabia (Cost $196) 176
SINGAPORE 0.5%
Common Stocks 0.5%
DBS Group Holdings  5,790 171
United Overseas Bank  5,000 125
Total Singapore (Cost $237) 296
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Woolworths Holdings  23,884 94
Total South Africa (Cost $88) 94
SOUTH KOREA 1.3%
Common Stocks 1.3%
DB Insurance  980 84
HD Korea Shipbuilding & Offshore Engineering (1) 648 93
Hyundai Mobis  620 103
KB Financial Group  1,523 94
KT  2,614 80
LG Innotek  273 45
Samsung Electronics  5,176 242
Total South Korea (Cost $767) 741

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group  2,074 150
Total Spain (Cost $144) 150
SWEDEN 0.6%
Common Stocks 0.6%
Essity, Class B  4,003 125
Telefonaktiebolaget LM Ericsson, Class B (2) 24,331 184
Total Sweden (Cost $274) 309
SWITZERLAND 0.4%
Common Stocks 0.4%
Logitech International  1,171 105
Sonova Holding  360 130
Total Switzerland (Cost $223) 235
TAIWAN 1.7%
Common Stocks 1.7%
Asustek Computer  9,000 156
Chailease Holding  353 2
MediaTek  4,000 148
Taiwan Semiconductor Manufacturing  21,000 633
Total Taiwan (Cost $553) 939
THAILAND 0.3%
Common Stocks 0.3%
Bangkok Dusit Medical Services, Class F  102,300 95
Bumrungrad Hospital  12,000 100
Total Thailand (Cost $153) 195
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi National Oil for Distribution  105,064 103
Total United Arab Emirates (Cost $100) 103

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 3.1%
Common Stocks 3.1%
3i Group  2,904 129
Auto Trader Group  14,567 169
Barclays  57,247 172
Bunzl  4,109 195
Compass Group  5,360 172
HSBC Holdings  23,141 208
Imperial Brands  6,368 185
Informa  9,933 109
Rolls-Royce Holdings (1) 27,979 198
Unilever  2,673 173
Total United Kingdom (Cost $1,248) 1,710
UNITED STATES 61.0%
Common Stocks 61.0%
3M  1,791 245
AbbVie  606 120
Accenture, Class A  447 158
Adobe (1) 209 108
Agilent Technologies  1,524 226
Alphabet, Class A  6,113 1,014
Amazon.com (1) 4,800 894
Ameren  2,000 175
Ameriprise Financial  291 137
Annaly Capital Management, REIT  8,000 161
Apple  9,447 2,201
Applied Materials (2) 1,241 251
Autodesk (1) 940 259
AutoZone (1) 76 239
Baker Hughes  6,105 221
Bank of America  8,376 332
Bank of New York Mellon  4,226 304
Bath & Body Works  3,330 106
Baxter International  4,770 181
Becton Dickinson & Company  979 236
Booking Holdings  58 244
Broadcom  1,427 246
Broadridge Financial Solutions  427 92
Cardinal Health  1,780 197

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Cencora  659 148
Charles Schwab  3,926 254
Chubb  804 232
Cigna Group  722 250
Citigroup  4,823 302
Coca-Cola  5,202 374
Colgate-Palmolive  2,439 253
Constellation Energy  939 244
Corebridge Financial  7,098 207
Corpay (1) 772 241
CSX  6,875 237
Cummins  716 232
Devon Energy (2) 4,052 159
DocuSign (1) 3,388 210
Dover  1,126 216
Elevance Health  497 258
Eli Lilly  443 392
Entergy (2) 1,250 164
Equitable Holdings  5,466 230
Equity Residential, REIT  858 64
Evergy  2,368 147
Exxon Mobil  1,400 164
Fair Isaac (1) 94 183
FedEx (2) 803 220
Ferguson Enterprises (GBP)  303 60
Fiserv (1) 1,020 183
Fortinet (1) 3,528 274
Gaming & Leisure Properties, REIT  2,625 135
Gen Digital  4,455 122
General Dynamics  688 208
General Electric  1,457 275
Global Payments  1,262 129
GoDaddy, Class A (1) 1,543 242
Hartford Financial Services Group  2,388 281
HCA Healthcare (2) 576 234
Hilton Worldwide Holdings  713 164
Hologic (1) 2,412 196
Home Depot  1,040 421
Honeywell International (2) 1,140 236
International Paper  2,984 146
JPMorgan Chase  694 146
Keurig Dr Pepper (2) 4,357 163
KeyCorp  12,245 205

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Kimberly-Clark  1,662 236
Kinder Morgan  8,777 194
L3Harris Technologies  438 104
Lam Research  372 304
Las Vegas Sands (2) 3,059 154
Leidos Holdings  1,298 212
Lowe's  1,048 284
LPL Financial Holdings  313 73
Marsh & McLennan  914 204
Mastercard, Class A  798 394
McKesson  297 147
Medtronic  2,965 267
Merck  2,930 333
Meta Platforms, Class A  1,659 950
Mettler-Toledo International (1) 125 187
Microsoft  5,380 2,315
Mosaic  5,504 147
Netflix (1) 224 159
Northrop Grumman  400 211
Nucor  471 71
NVIDIA  14,742 1,790
NXP Semiconductors  816 196
O'Reilly Automotive (1) 150 173
Owens Corning  612 108
Parker-Hannifin  418 264
PepsiCo  209 36
PG&E  8,304 164
Philip Morris International  2,493 303
Procter & Gamble  2,514 435
PTC (1) 858 155
Public Storage, REIT  261 95
PulteGroup  1,019 146
QUALCOMM  2,104 358
Reliance  417 121
ResMed  742 181
Roper Technologies  381 212
RPM International (2) 1,416 171
Salesforce  1,534 420
SS&C Technologies Holdings  2,693 200
Stanley Black & Decker  2,006 221
Steel Dynamics  1,053 133
Stryker  536 194
T-Mobile U.S.  1,155 238

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Teleflex  612 151
Tesla (1) 641 168
Textron  2,482 220
Thermo Fisher Scientific  568 351
United Parcel Service, Class B  1,947 265
UnitedHealth Group  116 68
Valero Energy (2) 809 109
Ventas, REIT  763 49
Viatris  16,984 197
VICI Properties, REIT  3,891 130
Visa, Class A  1,432 394
Vistra (2) 1,854 220
Walmart  1,605 130
Xcel Energy  3,319 217
Zimmer Biomet Holdings  1,910 206
Zoetis  668 131
Total United States (Cost $24,045) 33,814
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 380,456 380
Total Short-Term Investments (Cost $380) 380
SECURITIES LENDING COLLATERAL 4.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 2,365,656 2,366
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,366
Total Securities Lending Collateral (Cost $2,366) 2,366
Total Investments in Securities  104.1%
(Cost $44,906) $ 57,691
Other Assets Less Liabilities (4.1)% (2,248)
Net Assets 100.0% $ 55,443

T. ROWE PRICE Integrated Global Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 12++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 1,345  ¤  ¤ $ 2,746
Total $ 2,746^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,746.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Global Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated Global Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Integrated Global Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F203-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 34,734 $ 20,211 $ — $ 54,945
Short-Term Investments 380 — — 380
Securities Lending Collateral 2,366 — — 2,366
Total $ 37,480 $ 20,211 $ — $ 57,691